Notes Receivable (Components Of Notes Receivable) (Details) (USD $) In Thousands, unless otherwise specified											12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2013 Secured Notes Receivable [Member]	Dec. 31, 2012 Secured Notes Receivable [Member]	Dec. 31, 2013 ALS Note Receivable [Member]		Dec. 31, 2012 ALS Note Receivable [Member]		Dec. 31, 2013 Structured Note Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable	$ 75,788	$ 78,163	[1]	$ 5,000	$ 2,987	$ 10,135	$ 72,801	[2]	$ 68,028	[2]
Effective interest rate											6.80%

[1]	Certain reclassifications have been made to the prior year Consolidated Balance Sheet to reflect the current year presentation.
[2]	In 2012 we obtained the ALS Note Receivable as part of the ALS transaction with an effective interest of 6.8% per year. After the repayment of the ALS Coupon Liability, the ALS Note Receivable entitles us to receive future cash up to the total amount paid under the ALS Coupon Liability. For further details refer to the ALS Transaction as described in Note 1.